Boston Common ESG Impact International Fund
Schedule of Investments
December 31, 2021 (Unaudited)

Shares		Value
COMMON STOCKS - 97.2%
Communication Services - 2.5%
535,565	Deutsche Telekom AG	$9,895,890
141,035	SK Telecom Company Ltd. - ADR	3,761,404
		13,657,294
Consumer Discretionary - 11.6%
34,131	Adidas AG	9,827,849
45,295	Alibaba Group Holding Ltd. - ADR [1]	5,380,593
1,004,505	Barratt Developments PLC	10,200,202
39,000	Shimano, Inc.	10,386,456
90,550	Sony Group Corp.	11,434,496
286,850	Valeo SA	8,650,352
161,240	Yamaha Corp.	7,954,847
		63,834,795
Consumer Staples - 8.1%
275,011	Essity AB - Class A	8,972,180
100,900	Kao Corp.	5,284,571
78,866	Kerry Group PLC	10,174,942
136,600	Shiseido Company Ltd.	7,620,437
233,855	Unilever NV - ADR	12,579,061
		44,631,191
Financials - 21.0%
815,026	AIA Group Ltd.	8,225,933
523,655	AXA SA	15,585,666
79,695	HDFC Bank Ltd. - ADR	5,185,754
1,127,504	ING Groep NV	15,675,675
11,999,810	Lloyds Banking Group PLC	7,792,567
92,812	Macquarie Group Ltd.	13,873,987
725,800	ORIX Corp.	14,812,256
1,354,670	Oversea-Chinese Banking Corp Ltd.	11,465,585
25,580,606	PT Bank Rakyat Indonesia (Persero) Tbk.	7,365,327
306,904	Sampo Oyj - Class A	15,359,933
		115,342,683
Health Care - 13.8%
25,340	BioNTech SE - ADR [1]	6,532,652
110,937	Dechra Pharmaceuticals PLC	8,017,917
78,300	Eisai Company Ltd.	4,444,922
88,000	Hoya Corp.	13,058,480
185,226	Koninklijke Philips NV	6,855,506
100,790	Novartis AG - ADR	8,816,101
106,627	Novo Nordisk A/S - Class B	11,976,971
307,913	Roche Holding Ltd. - ADR	15,916,023
		75,618,572
Industrials - 19.6%
323,078	Assa Abloy AB	9,847,734
123,845	Atlas Copco AB - Class B	7,274,688
47,900	Daikin Industries	10,850,276
57,769	Ferguson PLC	10,261,293
66,240	KION Group AG	7,235,105
115,400	Kurita Water Industries Ltd.	5,470,945
204,260	Prysmian SpA	7,683,471
139,294	Recruit Holdings Company Ltd.	8,476,837
81,288	Schneider Electric SE	15,980,838
37,026	Spirax-Sarco Engineering PLC	8,057,964
240,675	Vestas Wind Systems A/S	7,329,792
387,340	Volvo AB	8,957,821
		107,426,764
Information Technology - 10.2%
124,250	Dassault Systemes SE	7,373,650
242,898	Infineon Technologies AG	11,182,636
73,523	SAP SE - ADR	10,301,308
59,253	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	7,128,728
222,100	TDK Corp.	8,667,650
111,198	Worldline SA [1]	6,189,297
3,088,000	Xinyi Solar Holdings Ltd.	5,242,636
		56,085,905
Materials - 5.4%
76,120	Croda International PLC	10,426,238
1,511,569	DS Smith PLC	7,872,087
11,985	LG Chem Ltd.	6,195,791
126,512	Umicore SA	5,160,980
		29,655,096
Real Estate - 3.5%
2,434,000	Hang Lung Properties Ltd.	5,011,481
3,989,010	Mirvac Group - REIT	8,443,811
104,121	Vonovia SE	5,737,286
		19,192,578
Utilities - 1.5%
61,916	Orsted A/S	7,929,403

TOTAL COMMON STOCKS (Cost $423,732,656)		533,374,281

SHORT-TERM INVESTMETNS - 1.9%
Money Market Funds - 1.9%
10,570,684	First American Treasury Obligations Fund - Class X, 0.010% [2]	10,570,684

TOTAL SHORT-TERM INVESTMENTS (Cost $10,570,684)		10,570,684

TOTAL INVESTMENTS - 99.1% (Cost $434,303,340)		543,944,965
Other Assets in Excess of Liabilities - 0.9%		4,987,045
NET ASSETS - 100.0%		$548,932,010

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
[1]	Non-income producing security.
[2]	Annualized seven-day effective yield as of December 31, 2021.

The Global Industry Classification Standard (GICS®) sector and industry classifications were developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services, LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has  been licensed for use by U.S. Bancorp Fund Service, LLC.

Country Allocation at December 31, 2021 (Unaudited)

Country	% of Net Assets [1]
Japan	19.8%
United Kingdom	13.7%
Germany	11.1%
France	9.8%
Sweden	6.4%
Denmark	5.0%
Switzerland	4.5%
Netherlands	4.1%
Australia	4.1%
Finland	2.8%
Hong Kong	2.4%
Singapore	2.1%
China	1.9%
Ireland	1.9%
Republic of Korea	1.8%
Italy	1.4%
Indonesia	1.3%
Taiwan	1.3%
India	0.9%
Belgium	0.9%

[1] Excludes short-term investments and other assets in excess of liabilities.

Boston Common ESG Impact International Fund
Summary of Fair Value Exposure at December 31, 2021 (Unaudited)

The Boston Common ESG Impact International Fund (the “Fund”) utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

• Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
• Level 2 — Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment spreads, credit risk, yield curves, default rates and similar data.
• Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$3,761,404	$9,895,890	$-	$13,657,294
Consumer Discretionary	5,380,593	58,454,202	-	63,834,795
Consumer Staples	12,579,060	32,052,131	-	44,631,191
Financials	5,185,754	110,156,929	-	115,342,683
Health Care	31,264,776	44,353,796	-	75,618,572
Industrials	-	107,426,764	-	107,426,764
Information Technology	17,430,036	38,655,869	-	56,085,905
Materials	-	29,655,096	-	29,655,096
Real Estate	-	19,192,578	-	19,192,578
Utilities	-	7,929,403	-	7,929,403
Total Common Stocks	75,601,623	457,772,658	-	533,374,281
Short-Term Investments	10,570,684	-	-	10,570,684
Total Investments in Securities	$86,172,307	$457,772,658	$-	$543,944,965